Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Segments	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Net revenue	$ 52,329	$ 53,041	[1]	$ 54,859	[1]
Non current Assets	207,834	215,587	[2]	224,251	[2]
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	668	710		704
Non current Assets	2,215	2,117		2,106
United States [member]
Disclosure of operating segments [line items]
Net revenue	13,693	13,624		13,705
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	7,277	7,375		8,233
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	47,984	48,602		50,703
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 4,345	$ 4,439		$ 4,156

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.
[2]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.